Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 66,074	$ 75,012
Accounts receivable, net	116,483	116,835
Unbilled revenue	117,909	158,457
Service inventories	103,305	94,263
Prepaid assets	13,238	11,480
Retention withholdings	46,384	36,773
Other receivables	19,327	18,454
Other current assets	3,695	3,943
Total current assets	486,415	515,217
Non-current assets
Property, plant and equipment, net	452,453	437,743
Intangible assets, net	131,424	110,376
Goodwill	628,752	620,921
Other assets	7,853	2,797
Total assets	1,706,897	1,687,054
Liabilities
Accounts payable	138,914	144,614
Accrued expenses	39,977	73,783
Current installments of long-term debt	54,077	47,500
Short-term borrowings	59,709	42,360
Income taxes payable	7,472	9,420
Other taxes payable	5,095	11,289
Other current liabilities	49,542	30,400
Total current liabilities	354,786	359,366
Long-term debt	287,483	308,614
Deferred tax liabilities	19,447	21,070
Employee benefit liabilities	23,520	21,515
Other liabilities	37,515	32,071
Total liabilities	722,751	742,636
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at June 30, 2021 and December 31, 2020, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 91,119,218 and 87,777,553 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	851,548	831,146
Retained earnings	132,509	113,216
Accumulated other comprehensive income	97	64
Total shareholders’ equity	984,154	944,426
Non-controlling interests	(8)	(8)
Total equity	984,146	944,418
Total liabilities and equity	$ 1,706,897	$ 1,687,054